CERTAIN RISKS AND CONCENTRATION - Schedule of Major Customers (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplier five
Concentration Risk
Concentration risk percentage	77.40%	78.70%	70.00%
Supplier Concentration Risk [Member] | Supplier three | Minimum [Member]
Concentration Risk
Concentration risk percentage		10.00%
Accounts Receivable
Concentration Risk
Concentration risk percentage	10.00%	10.00%	10.00%
Sales Revenue, Goods, Net
Concentration Risk
Concentration risk percentage	4.60%	4.60%	5.30%
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier three
Concentration Risk
Concentration risk percentage		28.50%
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier two
Concentration Risk
Concentration risk percentage	34.00%
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier two | Minimum [Member]
Concentration Risk
Concentration risk percentage	10.00%
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier four
Concentration Risk
Concentration risk percentage			19.60%
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier four | Minimum [Member]
Concentration Risk
Concentration risk percentage			10.00%